Condensed Financial Information of Registrant - Condensed Statement of Cash Flows (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net cash used in operating activities	$ (1,670,479)		$ (1,286,224)
Investing activities
Net cash provided by (used in) investing activities			(805,000,000)
Financing activities
Proceeds from common stock issuances			25,000
Net cash provided by financing activities	1,450,705		806,545,938
Net Change in Cash	(219,774)		259,714
Cash – Beginning	259,714		0
Cash – Ending	39,940		259,714	$ 259,714
Social Finance, Inc.
Operating activities
Net cash used in operating activities	340,051,000	$ 272,799,000		(479,336,000)	$ (54,733,000)	$ 1,023,277,000
Investing activities
Purchases of property, equipment, software and intangible assets	(7,445,000)	(5,499,000)		(24,549,000)	(37,590,000)	(13,729,000)
Related party notes receivable issuances				(7,643,000)	(9,050,000)	0
Repayments of notes by subsidiaries	16,693,000	0
Purchases of non-securitization investments	0	(145,000)		(145,000)	(3,608,000)	(100,401,000)
Receipts from securitization investments	64,165,000	70,983,000		322,704,000	165,116,000	101,879,000
Acquisition of business, net of cash acquired				(32,392,000)	0	0
Net cash provided by (used in) investing activities	180,947,000	65,339,000		258,949,000	114,868,000	(12,251,000)
Financing activities
Proceeds from debt issuances	1,925,042,000	3,203,608,000		10,234,378,000	12,458,120,000	13,702,867,000
Repayment of debt	(2,912,263,000)	(3,116,680,000)		(9,708,991,000)	(12,826,085,000)	(14,634,415,000)
Payment of debt issuance costs	(1,645,000)	(621,000)		(16,443,000)	(20,596,000)	(22,672,000)
Taxes paid related to net share settlement of stock-based awards	(25,989,000)	(4,640,000)		(31,259,000)	(21,411,000)	(3,154,000)
Purchases of common stock	(526,000)	0		(40,000)	(8,804,000)	0
Proceeds from common stock issuances				369,840,000	0	0
Proceeds from stock option exercises	2,624,000	235,000		3,781,000	7,844,000	2,581,000
Note receivable issuance to stockholder				0	(58,000,000)	0
Note receivable principal repayments from stockholder				43,513,000	14,487,000	0
Proceeds from redeemable preferred stock issuances				0	573,845,000	0
Payment of redeemable preferred stock issuance costs				0	(2,400,000)	0
Payment of redeemable preferred stock dividends				(40,536,000)	(23,923,000)	0
Finance lease principal payments	(163,000)	0		(489,000)	0	0
Net cash provided by financing activities	(1,145,779,000)	81,902,000		853,754,000	93,077,000	(954,793,000)
Effect of exchange rates on cash and cash equivalents	(80,000)	(7,000)		(145,000)	(9,000)	21,000
Net Change in Cash	(624,861,000)	420,033,000		633,222,000	153,203,000	56,254,000
Cash – Beginning	1,323,428,000	690,206,000		690,206,000	537,003,000	480,749,000
Cash – Ending	698,567,000	1,110,239,000	1,323,428,000	1,323,428,000	690,206,000	537,003,000
Supplemental non-cash investing and financing activities
Redeemable preferred stock warrants accounted for as liabilities				0	22,268,000	0
Non-cash property, equipment, software and intangible asset additions	888,000	0		358,000	15,247,000	0
Seller note issued in acquisition				243,998,000	0	0
Redeemable preferred stock issued in acquisition				814,156,000	0	0
Common stock options assumed in acquisition				32,197,000	0	0
Issuance of common stock in acquisition				15,565,000	0	941,000
Finance lease ROU assets acquired				15,100,000	0	0
Accrued but unpaid deferred equity costs				56,000	0	0
Redeemed but unpaid common stock				526,000	0	0
Redeemed but unpaid redeemable preferred stock				132,859,000	0	0
Parent Company | Social Finance, Inc.
Operating activities
Net cash used in operating activities				(226,217,000)	(99,301,000)	(107,115,000)
Investing activities
Purchases of property, equipment, software and intangible assets				(18,327,000)	(37,529,000)	(11,222,000)
Related party notes receivable issuances				(7,643,000)	(9,050,000)	0
Issuances of notes to subsidiaries				(1,387,801,000)	(1,123,568,000)	(479,829,000)
Repayments of notes by subsidiaries				1,443,765,000	461,849,000	122,438,000
Purchases of non-securitization investments				(145,000)	(3,583,000)	(100,401,000)
Receipts from securitization investments				322,704,000	165,116,000	101,879,000
Acquisition of business, net of cash acquired				(76,194,000)	0	0
Net cash provided by (used in) investing activities				276,359,000	(546,765,000)	(367,135,000)
Financing activities
Proceeds from debt issuances				596,176,000	462,410,000	612,935,000
Repayment of debt				(451,540,000)	(302,600,000)	(107,236,000)
Payment of debt issuance costs				(928,000)	(544,000)	(4,296,000)
Taxes paid related to net share settlement of stock-based awards				(31,259,000)	(21,411,000)	(3,154,000)
Purchases of common stock				(40,000)	(8,804,000)	0
Proceeds from common stock issuances				369,840,000	0	0
Proceeds from stock option exercises				3,781,000	7,844,000	2,581,000
Note receivable issuance to stockholder				0	(58,000,000)	0
Note receivable principal repayments from stockholder				43,513,000	14,487,000	0
Proceeds from redeemable preferred stock issuances				0	573,845,000	0
Payment of redeemable preferred stock issuance costs				0	(2,400,000)	0
Payment of redeemable preferred stock dividends				(40,536,000)	(23,923,000)	0
Finance lease principal payments				(489,000)	0	0
Net cash provided by financing activities				488,518,000	640,904,000	500,830,000
Effect of exchange rates on cash and cash equivalents				(145,000)	(9,000)	21,000
Net Change in Cash				538,515,000	(5,171,000)	26,601,000
Cash – Beginning	$ 593,967,000	$ 55,452,000		55,452,000	60,623,000	34,022,000
Cash – Ending			$ 593,967,000	593,967,000	55,452,000	60,623,000
Supplemental non-cash investing and financing activities
Non-cash settlement of notes receivable via beneficial loan interest transfers				176,449,000	486,168,000	510,910,000
Redeemable preferred stock warrants accounted for as liabilities				0	22,268,000	0
Non-cash property, equipment, software and intangible asset additions				47,000	13,955,000	0
Seller note issued in acquisition				243,998,000	0	0
Redeemable preferred stock issued in acquisition				814,156,000	0	0
Common stock options assumed in acquisition				32,197,000	0	0
Issuance of common stock in acquisition				15,565,000	0	941,000
Finance lease ROU assets acquired				15,100,000	0	0
Accrued but unpaid deferred equity costs				56,000	0	0
Redeemed but unpaid common stock				526,000	0	0
Redeemed but unpaid redeemable preferred stock				$ 132,859,000	$ 0	$ 0